Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Schedule Of Credit Losses Related To Accrued Interest Receivables and Written Off
The following table represents the accrued interest receivable as of December 31, 2023 and December 31, 2022:

	Accrued Interest Receivable
(In thousands)	At December 31, 2023	At December 31, 2022
Commercial Real Estate:
Owner-occupied	$4,751	$4,855
Nonowner-occupied	27,507	19,801
Other Commercial	14,562	10,904
Residential Real Estate	20,718	16,117
Construction	18,504	15,195
Consumer:
Bankcard	0	0
Other consumer	2,921	3,460

Total	$88,963	$70,332

Schedule of Accrued Interest Receivables Written off by Reversing Interest
The following table represents the accrued interest receivables written off by reversing interest income for the year ended December 31, 2023 and December 31, 2022:

	Accrued Interest Receivables Written Off by Reversing Interest Income
(In thousands)	Year Ended
	2023	2022
Commercial Real Estate:
Owner-occupied	$31	$20
Nonowner-occupied	85	4
Other Commercial	39	77
Residential Real Estate	214	105
Construction	285	0
Consumer:
Bankcard	0	0
Other consumer	371	304

Total	$1,025	$510

Schedule of Allowance for Loan Losses and Carrying Amount of Loans
A progression of the allowance for loan losses, by portfolio segment, for the periods indicated is summarized as follows:

	Allowance for Loan and Lease Losses and Carrying Amount of Loans and Leases For the Year Ended December 31, 2023
(In thousands)	Commercial Real Estate		Other Commercial	Residential Real Estate	Construction & Land Development	Bankcard	Other Consumer	Total
	Owner- occupied	Nonowner- occupied
Allowance for Loan and Lease Losses:
Beginning balance	$13,945	$38,543	$79,706	$36,227	$48,390	$561	$17,374	$234,746
Charge-offs	(855)	(24)	(2,007)	(785)	(14)	(263)	(7,356)	(11,304)
Recoveries	187	1,233	1,729	697	80	28	687	4,641
Provision	(1,382)	18,183	(4,421)	5,028	11,457	484	1,805	31,154

Ending balance	$11,895	$57,935	$75,007	$41,167	$59,913	$810	$12,510	$259,237

	Allowance for Loan and Lease Losses and Carrying Amount of Loans and Leases For the Year Ended December 31, 2022
	Commercial Real Estate		Other Commercial	Residential Real Estate	Construction & Land Development	Bankcard	Other Consumer	Total
(In thousands)	Owner- occupied	Nonowner- occupied
Allowance for Loan and Lease Losses:
Beginning balance	$14,443	$42,156	$78,432	$26,404	$39,395	$317	$14,869	$216,016
Charge-offs	(68)	0	(4,308)	(1,546)	(2)	(355)	(3,371)	(9,650)
Recoveries	489	234	5,367	1,507	1,414	9	529	9,549
Provision	(919)	(3,847)	215	9,862	7,583	590	5,347	18,831

Ending balance	$13,945	$38,543	$79,706	$36,227	$48,390	$561	$17,374	$234,746

Progression of Allowance for Credit Losses Including Allowance for Loan Losses and Reserve for Lending-Related Commitment
A progression of the allowance for credit losses, which includes the allowance for loan losses and the reserve for lending-related commitments, for the periods presented is summarized as follows:

	Year Ended December 31
(In thousands)	2023	2022	2021
Balance of allowance for loan and lease losses at beginning of period	$234,746	$216,016	$235,830
Initial allowance for acquired PCD loans	0	0	12,629
Gross charge-offs	(11,304)	(9,650)	(19,297)
Recoveries	4,641	9,549	10,578

Net charge-offs	(6,663)	(101)	(8,719)
Provision for loan and lease losses	31,154	18,831	(23,724)

Balance of allowance for loan and lease losses at end of period	$259,237	$234,746	$216,016
Reserve for lending-related commitments	44,706	46,189	31,442

Balance of allowance for credit losses at end of period	$303,943	$280,935	$247,458